Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Other Receivables [Abstract]
Schedule of Other Receivables
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Cash advance to a third-party vendor	$778,724	$817,564
Impairment provision for other receivables	(778,724)	-
	$-	$817,564